                                               WEITZ SERIES FUND, INC.
--------------------------------------------------------------------------------

                                  HICKORY FUND

                                   QUARTERLY

                                     REPORT

                             DECEMBER 31, 1999

                        ONE PACIFIC PLACE, SUITE 600
                           1125 SOUTH 103 STREET
                         OMAHA, NEBRASKA 68124-6008

                                402-391-1980
                                800-232-4161
                              402-391-2125 FAX

                               www.weitzfunds.com

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                                       2

                    WEITZ SERIES FUND, INC. -- HICKORY FUND
                          PERFORMANCE SINCE INCEPTION

The following table summarizes performance information for the fund as compared to the S&P 500 over the periods indicated. The table also sets forth average annual total return data for the fund for the one and five year periods ended December 31, 1999, and for the period since inception, calculated in accordance with SEC standardized formulas.

                                                                        DIFFERENCE
  PERIOD ENDED                         HICKORY FUND    S&P 500    HICKORY FUND - S&P 500
  ------------                         ------------    -------    ----------------------

  Dec. 31, 1999                                36.7%     21.0%                  15.7%

  Dec. 31, 1998                                33.0      28.6                    4.4

  Dec. 31, 1997                                39.2      33.4                    5.8

  Dec. 31, 1996                                35.4      22.9                   12.5

  Dec. 31, 1995                                40.5      37.5                    3.0

  Dec. 31, 1994                               -17.3       1.3                  -18.6

  Dec. 31, 1993 (9 months)                     20.3       5.5                   14.8

  Since Inception (April 1,
    1993) Cumulative                          378.5     274.8                  103.7

  Compound Annual
    Average Return                             26.1      21.6                    4.5

The fund's average annual total return for the one and five years ended
December 31, 1999, and for the period since inception (April 1, 1993) was 36.7%, 36.9% and 26.1%, respectively. The returns assume redemption at the end of each period and reinvestment of dividends.

                    WEITZ SERIES FUND, INC. -- HICKORY FUND

The chart below depicts the change in the value of a $25,000 investment for the period since inception of the Hickory Fund (April 1, 1993) through December 31, 1999, as compared with the growth of the Standard & Poor's 500 Index during the same period. The Standard & Poor's Index is an unmanaged index consisting of 500 companies generally representative of the market for stocks of large-size U.S. companies. The information assumes reinvestment of dividends and capital gains distributions. A $25,000 investment in the Hickory Fund on April 1, 1993, would have been valued at $119,614 on December 31, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEITZ HICKORY FUND
                    HICKORY FUND  S&P 500
April 1, 1993             25,000   25,000
April-93                  22,905   24,396
May-93                    24,000   25,046
June-93                   24,152   25,119
July-93                   24,872   25,018
August-93                 26,801   25,965
September-93              27,001   25,765
October-93                28,757   26,298
November-93               27,860   26,048
December-93               30,067   26,363
January-94                29,605   27,258
February-94               29,119   26,519
March-94                  27,527   25,364
April-94                  27,265   25,690
May-94                    27,516   26,110
June-94                   26,197   25,470
July-94                   26,038   26,306
August-94                 27,590   27,382
September-94              27,297   26,714
October-94                26,947   27,312
November-94               25,452   26,318
December-94               24,869   26,708
January-95                24,968   27,400
February-95               25,999   28,466
March-95                  26,378   29,305
April-95                  26,307   30,167
May-95                    27,764   31,370
June-95                   29,583   32,098
July-95                   31,215   33,162
August-95                 33,361   33,244
September-95              34,777   34,647
October-95                33,309   34,523
November-95               34,336   36,037
December-95               34,932   36,731
January-96                36,745   37,979
February-96               37,212   38,332
March-96                  37,083   38,701
April-96                  37,913   39,271
May-96                    39,878   40,282
June-96                   40,846   40,435
July-96                   37,536   38,650
August-96                 40,117   39,466
September-96              42,189   41,685
October-96                42,857   42,834
November-96               44,915   46,069
December-96               47,281   45,156
January-97                48,987   47,976
February-97               50,153   48,352
March-97                  47,530   46,369
April-97                  47,615   49,135
May-97                    54,306   52,124
June-97                   55,237   54,458
July-97                   57,395   58,790
August-97                 58,096   55,499
September-97              62,047   58,536
October-97                62,877   56,584
November-97               62,141   59,201
December-97               65,803   60,216
January-98                67,763   60,882
February-98               71,394   65,270
March-98                  81,664   68,610
April-98                  88,465   69,300
May-98                    85,283   68,110
June-98                   89,485   70,874
July-98                   90,988   70,121
August-98                 80,006   59,993
September-98              75,548   63,837
October-98                76,215   69,025
November-98               81,957   73,206
December-98               87,522   77,422
January-99                90,666   80,658
February-99               91,426   78,152
March-99                  95,887   81,278
April-99                 104,102   84,425
May-99                   104,548   82,434
June-99                  108,215   87,005
July-99                  105,837   84,291
August-99                102,055   83,871
September-99             104,176   81,575
October-99               108,960   86,734
November-99              108,531   88,501
December-99              119,614   93,710

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                      SINCE INCEPTION
                                     1-YEAR          5-YEARS          (APRIL 1, 1993)
                                    --------         --------         ----------------
HICKORY FUND......................   36.7%            36.9%                26.1%
Standard & Poor's 500 Index.......   21.0%            28.5%                21.6%

This information represents past performance of the Hickory Fund and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                    WEITZ SERIES FUND, INC. -- HICKORY FUND

                      DECEMBER 31, 1999 - QUARTERLY REPORT

                                                          January 5, 2000

Dear Fellow Shareholder:

      The last three months of 1999 were generally good to stock investors. Our investment in Hickory gained 14.8% over this period, bringing our year to date return to 36.7%. Over the same periods the S&P 500 (with dividends reinvested) returned 14.9% and 21.0%, respectively. During 1999 the average growth mutual fund (according to Lipper) returned 29.3% and the Nasdaq Composite rose an astounding 86.1%.

REVIEW AND OUTLOOK

      Relative to any reasonable standard of investment performance, Hickory had a very good year in 1999. This statement raises an obvious question. What is a reasonable standard of investment performance? This is a particularly important question as we set our expectations for the future. In this letter I will try to provide some perspective on reasonable future expectations for stock investors and review Hickory's 1999 results. In addition, I will discuss why I remain optimistic about our chances for long-term investment success (relative to reasonable expectations).

      This discussion of investment expectations needs to be divided into two parts. First, what should we expect for the market as a whole? Second, how should we measure the performance of a mutual fund relative to the market? In discussing the first point, it is very important to remember that U.S. stock investors have been enjoying amazingly good results over an amazingly long time. Over the last ten years, the S&P 500 (with dividends reinvested) has returned on average 18.2% per year. This spectacular performance has continued for so many years that many investors have forgotten just how spectacular it is. Over much longer time periods stocks have not done nearly as well. Measuring from the 1920's until today, stocks have returned just over 10% per year.

      What does past performance tell us about the future? Warren Buffett tackled this topic recently in FORTUNE magazine. If you believe that stock investing can be anywhere near as profitable over the next ten years as it has been over the last ten years, I highly recommend you read this article. Buffett argues that past results have been helped tremendously by falling interest rates, and that investors should not expect this factor to be as helpful in the future. After considering frictional costs and current low dividend yields, he concluded that 6% is a more realistic expectation for future stock returns, well below recent results and long term averages.

      This analysis looks at the overall market. What about a good mutual fund? What would constitute excellent performance relative to the stock market? Historical data may also be helpful in answering this question. Morningstar is in the business of tracking mutual fund performance. I looked at Morningstar's data on the ten year track records of domestic diversified equity funds. The Morningstar website shows a universe of 572 funds that meet these criteria. The website also shows the returns of the top forty of these funds. The fortieth best performing fund returned 20.9% per year over the last ten years. Comparing this return to the S&P 500's return of 18.2% per year for the same ten years leads to a startling conclusion. A mutual fund would have outperformed more than 90% of its peers by beating the S&P 500 by less than 3% per year over the last ten years.

      By simply combining Buffett's conclusions (realistic future expectations of 6%) with the evidence from Morningstar about top performing mutual funds over the last ten years (less than 3% better than the market), one could conclude that any mutual fund that delivers more than 9% per year over the next ten years would be considered very, very good. A case could probably be made that the best mutual funds will deliver somewhat better returns than this if the overall market doesn't do as well, so perhaps this simple addition is too pessimistic. Nevertheless, it seems a realistic possibility that the best returns which one could experience over the next few years are much closer to 10% than the returns we have experienced recently. The average mutual fund is likely to do worse.

      As regular readers of Hickory quarterly letters are aware, I have been expressing concerns about future stock market returns for several years. Thus far, I have been wrong. In the short term, because greed and fear so influence stock prices, the stock market will always be unpredictable. Lately, greed has been winning. Nevertheless, I feel comfortable that greed cannot win forever, and we should expect returns to be lower at some point. This leads me back to where I started. This was a very good year for Hickory. The stock market provided greater returns than we had reason to expect, and Hickory did well relative to the overall market. I am also pleased with the source of these returns, which were more diversified than they have sometimes been. Our media (particularly Liberty Media) and telecommunications (Telephone and Data Systems, Centennial Cellular) holdings continued to do well, but they were not alone. In particular, I would highlight Noble Drilling, Harrah's Entertainment, American Classic Voyages, and The PMI Group. As usual, not all our stocks did well. As a group, the financial stocks (other than PMI Group) struggled in the face of rising interest rates and were unable to recover from the liquidity crisis in the fall of 1998. Data Transmission Network fell as investors continue to wait for a potential sale of the company. Other stocks, including Premier Parks, Mail-Well, and Consolidated Stores, did not fall very far, but also did not contribute to our positive returns.

      As to the future, I remain quite optimistic about the long-term prospects of our investments. We have had the opportunity to trim back some of our holdings that are no longer quite so cheap, and replace them with other good companies that are currently out of favor. I am very comfortable with the companies we own and the prices at which we own them. This does not mean that the market price of our investments will go up tomorrow, or even this year. But it should lead to reasonable returns over the long run.

      At the same time, I remain quite uncomfortable with many sectors of the stock market, particularly technology and Internet companies. Of course, I have had these concerns for several years, and yet technology stocks continue to perform very well. I continue to believe that the prices of many of these stocks bear little relation to the underlying value of the companies they represent and that a situation like this cannot last forever. I remain concerned that the inevitable correction in technology stocks will bring with it broader market turmoil. There are always risks in the stock market, and this is the one that currently worries me the most.

      So why am I optimistic? Mostly because I believe buying growing value, priced at a discount is a good approach. It should be profitable to buy good companies for less than they are worth, and thus far it has been. As long as it is possible to find companies that fit my criteria, we should have a good chance to experience good (but reasonable) long-term returns.

      Thank you for your continued support.

                                                          Sincerely,

                                                          /s/ RICHARD F. LAWSON

                                                          Richard F. Lawson
                                                          Portfolio Manager

                    WEITZ SERIES FUND, INC. -- HICKORY FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1999
                                  (UNAUDITED)

   SHARES
  OR UNITS                                                                        COST               VALUE
-------------                                                                --------------      -------------
                   COMMON STOCKS -- 96.0%
                   AUTO SERVICES -- 2.2%
    1,275,700      Insurance Auto Auctions, Inc.*                            $   16,579,335      $  20,092,275
                                                                             --------------      -------------

                   CABLE TELEVISION -- 5.0%
      693,383      Adelphia Communications Corp. CL A*                           15,868,804         45,503,259
                                                                             --------------      -------------

                   CONSUMER PRODUCTS AND SERVICES -- 7.7%
    1,424,200      American Classic Voyages Co.*                                 20,197,194         49,847,000
      702,200      Premier Parks, Inc.*                                          20,638,802         20,276,025
                                                                             --------------      -------------
                                                                                 40,835,996         70,123,025
                                                                             --------------      -------------

                   DIVERSIFIED INDUSTRIES -- 0.2%
       54,700      Lynch Corp.*                                                   1,953,299          1,408,525
                                                                             --------------      -------------

                   FINANCIAL GUARANTEE INSURANCE -- 4.3%
      810,000      The PMI Group, Inc.                                           23,132,333         39,538,125
                                                                             --------------      -------------

                   FINANCIAL SERVICES -- 11.3%
      732,300      Allied Capital Corp.                                          12,595,005         13,410,244
          350      Berkshire Hathaway, Inc. CL A*                                25,528,400         19,635,000
      758,000      Capital One Financial Corp.                                   23,682,628         36,526,125
    4,983,600      Imperial Credit Industries, Inc.*                             76,714,986         31,147,500
    1,086,000      United Panam Financial Corp.*                                 10,234,294          2,104,125
                                                                             --------------      -------------
                                                                                148,755,313        102,822,994
                                                                             --------------      -------------

                   HEALTH CARE -- 3.2%
      608,850      LabOne, Inc.                                                   7,868,452          4,185,844
      732,500      Lincare Holdings Inc.*                                        18,775,793         25,408,594
                                                                             --------------      -------------
                                                                                 26,644,245         29,594,438
                                                                             --------------      -------------

                   INFORMATION SERVICES -- 2.9%
    1,515,200      Data Transmission Network Corp.*                              41,101,334         26,137,200
                                                                             --------------      -------------

                   LODGING AND GAMING -- 3.1%
    1,063,500      Harrah's Entertainment, Inc.*                                 15,692,726         28,116,281
                                                                             --------------      -------------

                    WEITZ SERIES FUND, INC. -- HICKORY FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                        COST               VALUE
-------------                                                                --------------      -------------
                   MEDIA AND ENTERTAINMENT -- 8.9%
      900,000      AT&T Corp. - Liberty Media Group A*                       $   15,061,249      $  51,075,000
      718,050      Valassis Communications, Inc.*                                15,787,236         30,337,612
                                                                             --------------      -------------
                                                                                 30,848,485         81,412,612
                                                                             --------------      -------------

                   MORTGAGE BANKING -- 4.9%
      323,500      New Century Financial Corp.*                                   2,982,558          5,095,125
    1,313,400      Countrywide Credit Industries, Inc.                           40,111,375         33,163,350
    1,492,500      Resource Bancshares Mtg. Grp., Inc.                           22,846,412          6,762,891
                                                                             --------------      -------------
                                                                                 65,940,345         45,021,366
                                                                             --------------      -------------

                   OIL AND GAS DRILLING -- 1.2%
      327,700      Noble Drilling Corp.*                                          4,046,490         10,732,175
                                                                             --------------      -------------

                   PRINTING SERVICES -- 4.0%
    2,725,800      Mail-Well, Inc.*                                              34,948,298         36,798,300
                                                                             --------------      -------------

                   REAL ESTATE AND CONSTRUCTION -- 0.6%
      187,200      Forest City Enterprises, Inc. CL A                             4,843,744          5,241,600
                                                                             --------------      -------------

                   REAL ESTATE INVESTMENT TRUSTS -- 3.1%
      968,113      Dynex Capital, Inc.                                           18,821,190          6,232,227
      879,332      Fortress Investment Corp.                                     15,805,614         14,948,644
      222,600      Hanover Capital Mortgage Holdings, Inc.                        3,497,155            779,100
       21,807      Healthcare Financial Partners Units**                          2,170,887          2,180,700
      520,000      NovaStar Financial, Inc.                                       9,356,282          1,625,000
      220,000      Redwood Trust, Inc.                                            4,964,257          2,750,000
                                                                             --------------      -------------
                                                                                 54,615,385         28,515,671
                                                                             --------------      -------------

                   RESTAURANTS -- 0.8%
      245,000      Applebee's International                                       5,024,688          7,227,500
                                                                             --------------      -------------

                   RETAIL DISCOUNT -- 3.8%
    2,110,000      Consolidated Stores Corp.*                                    36,875,928         34,287,500
                                                                             --------------      -------------

                   SATELLITE SERVICES -- 13.0%
    2,629,700      Loral Space & Communications, Ltd.*                           44,897,586         63,934,581
    2,956,000      Orbital Sciences Corp.*                                       53,638,569         54,870,750
                                                                             --------------      -------------
                                                                                 98,536,155        118,805,331
                                                                             --------------      -------------

                    WEITZ SERIES FUND, INC. -- HICKORY FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                        COST               VALUE
-------------                                                                --------------      -------------
                   TELECOMMUNICATIONS SERVICES -- 8.7%
      369,044      Centennial Cellular Corp. CL A*                           $    5,232,081      $  30,584,522
       54,700      Lynch Interactive Corp.                                        2,981,766          5,463,162
      342,000      Telephone and Data Systems, Inc.                              12,643,035         43,092,000
                                                                             --------------      -------------
                                                                                 20,856,882         79,139,684
                                                                             --------------      -------------

                   TEMPORARY EMPLOYMENT SERVICES -- 3.3%
    2,525,300      Labor Ready, Inc.*                                            33,419,851         30,619,263
                                                                             --------------      -------------

    1,712,600      MISCELLANEOUS SECURITIES -- 3.8%                              24,816,726         35,108,900
                                                                             --------------      -------------
                        Total Common Stocks                                     745,336,362        876,246,024
                                                                             --------------      -------------

                   WARRANTS -- 0.0%
      424,300      Hanover Capital Mtg. Holdings, Inc., Expiring 9/15/00          1,248,753              6,632
      260,000      NovaStar Financial, Inc., Expiring 2/03/01                     1,688,775             13,000
                                                                             --------------      -------------
                        Total Warrants                                            2,937,528             19,632
                                                                             --------------      -------------

                   CONVERTIBLE PREFERRED STOCKS -- 0.6%
      871,429      NovaStar Financial, Inc. 7% Pfd. Class B Cumulative            5,772,636          5,185,003
                                                                             --------------      -------------

    FACE
   AMOUNT
-------------
                   SHORT-TERM SECURITIES -- 3.0%
   27,474,310      Wells Fargo Government Money Market Fund                      27,474,310         27,474,310
                                                                             --------------      -------------
                        Total Investments in Securities                      $  781,520,836        908,924,969
                                                                             ==============      -------------
                   Other Assets Less Liabilities -- 0.4%                                             4,045,368
                                                                                                 -------------
                        Total Net Assets -- 100%                                                 $ 912,970,337
                                                                                                 =============
                        Net Asset Value Per Share                                                $       39.65
                                                                                                 =============

*Non-income producing
**Each unit, which is restricted as to sale, consists of five shares of common stock and one stock purchase warrant. The company distributed an additional warrant per unit to unitholders during 1998. The warrants currently have no value or cost assigned to them.

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                                       11

       WEITZ SERIES FUND, INC.
--------------------------------------------------------------------------------

       BOARD OF DIRECTORS
          Lorraine Chang
          John W. Hancock
          Richard D. Holland
          Thomas R. Pansing, Jr.
          Delmer L. Toebben
          Wallace R. Weitz

       OFFICERS
          Wallace R. Weitz, President
          Mary K. Beerling, Vice-President & Secretary
          Linda L. Lawson, Vice-President
          Richard F. Lawson, Vice-President

       INVESTMENT ADVISER
          Wallace R. Weitz & Company

       DISTRIBUTOR
          Weitz Securities, Inc.

       CUSTODIAN
          Norwest Bank Minnesota, N.A.

       TRANSFER AGENT AND DIVIDEND PAYING AGENT
          Wallace R. Weitz & Company

       SUB-TRANSFER AGENT
          National Financial Data Services, Inc.

       This report has been prepared for the
       information of shareholders of Weitz
       Series Fund, Inc. - Hickory Fund. For more
       detailed information about the Fund, its
       investment objectives, management, fees and
       expenses, please see a current prospectus. This
       report is not authorized for distribution to
       prospective investors unless preceded or
       accompanied by a current prospectus.
          01/24/2000
          512124